Shareholder Report, Line Graph (Details) 1014043_Franklin FTSE Saudi Arabia ETF_Single Class_TSR Annual {Single Class} - USD ($)									12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019	Oct. 09, 2018	Mar. 31, 2026
Franklin FTSE Saudi Arabia ETF
Account Value [Line Items]
Line Graph and Table Measure Name									Franklin FTSE Saudi Arabia ETF (NAV)
Accumulated Value	$ 16,802	$ 17,434	$ 14,941	$ 18,010	$ 12,958	$ 8,408	$ 11,287	$ 10,000	$ 16,621
FTSE All World Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									FTSE All World Index-NR
Accumulated Value	18,994	17,703	14,391	15,537	14,501	9,379	10,567	10,000	$ 22,800
FTSE Saudi Arabia Capped Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									FTSE Saudi Arabia Capped Index-NR
Accumulated Value	$ 17,132	$ 17,703	$ 15,110	$ 18,180	$ 13,039	$ 8,422	$ 11,271	$ 10,000	$ 17,008